Property, plant and equipment - Narrative (Details)										12 Months Ended
	Nov. 01, 2018 USD ($) T	Aug. 29, 2018 T	Aug. 08, 2018 T	Jun. 29, 2018 USD ($) T	Jun. 25, 2018 USD ($) T	May 08, 2018 USD ($) T	Apr. 25, 2018 T	Mar. 26, 2018 T	May 14, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) ship	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Book Value										$ 3,522,010,000	$ 3,522,010,000	$ 3,522,010,000	$ 3,522,010,000	$ 3,522,010,000	$ 2,336,831,000	$ 2,470,076,000	$ 2,382,976,000
Agreement to purchase property, plant and equipment										0	0	0	0	0	185,922,000
Suezmax Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of vessel						$ 10,200,000
Gains on sale of vessel						$ 10,200,000
Suezmax Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of vessel					$ 10,300,000
Gains on sale of vessel					$ 9,000,000						8,963,000
Gener8 Companion
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of vessel	$ 6,300,000
Gains on sale of vessel	$ 200,000										0
FSO Africa And FSO Asia
Disclosure of detailed information about property, plant and equipment [line items]
Term of continued contractual service									5 years
Ice Class Suezmax Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Agreement to purchase property, plant and equipment										0	0	0	0	0	185,922,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Residual value										0	0	0	0	0
Book Value										$ 3,520,067,000	3,520,067,000	$ 3,520,067,000	3,520,067,000	3,520,067,000	$ 2,271,500,000	$ 2,383,163,000	2,288,036,000
Vessels | Ice Class Suezmax Cap Quebec
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T								156,600
Vessels | Cap Pembroke
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T							156,600
Vessels | Cap Port Arthur
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T			156,600
Vessels | Cap Corpus Christi
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T		156,600
Vessels | ULCC Seaways Laura Lynn
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T				441,561
Payments to acquire vessel				$ 32,500,000
Vessels | Finesse, Nautic, Nobel, Hojo, Cap Felix, Newton And Cap Leon | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life										5 years
Vessels | Finesse, Nautic, Nobel, Hojo, Cap Felix, Newton And Cap Leon | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life										2 years 6 months
Vessels | Suezmax Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T						146,643
Vessels | Suezmax Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T					146,643
Vessels | Gener8 Companion
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T	72,749
Vessels | Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life										20 years
Weighted average cost of capital for cash flow projections												7.70%			9.70%	6.43%
Residual value										$ 0	0	$ 0	0	0
Vessels | Tankers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Increase in weighted average cost of capital												10.70%
Vessels | Tankers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Increase in weighted average cost of capital												3.00%
Vessels | Tanker fleet, ten-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates										10 years
Impairment of tanker fleet											47,900,000				$ 0	$ 0
Vessels | Tanker fleet, five-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates										5 years
Impairment of tanker fleet											0				5,700,000	0
Vessels | Tanker fleet, one-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates										1 year
Impairment of tanker fleet											92,700,000				$ 427,300,000	$ 0
Vessels | Floating Storage And Offloading
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life										25 years
Weighted average cost of capital for cash flow projections												7.70%			9.70%	6.43%
Residual value										$ 0	0	$ 0	$ 0	$ 0
Increase in weighted average cost of capital												3.00%
Vessels | Ice Class Suezmax Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction													0	4	4
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Book Value										$ 0	$ 0	$ 0	$ 0	$ 0	$ 63,668,000	$ 86,136,000	$ 93,890,000